UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced Fund (Classes G, G1 and L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 28, 2013

Asset Class	Percentage of Fund Investments
Bond	37.83%
International Equity	15.07%
Large Cap Equity	27.01%
Mid Cap Equity	11.07%
Small Cap Equity	9.02%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/2013)	(6/28/2013)	(1/1/13 – 6/28/13)
Class G
Actual	$1,000.00	$1,055.10	$3.39

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.22	$3.34

Class G1
Actual	$1,000.00	$1,054.30	$3.90

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.72	$3.84

Class L
Actual	$1,000.00	$1,054.00	$4.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.02	$4.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.67% for the Class G shares, 0.77% for the Class G1 shares and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.57%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,815,741	Great-West Bond Index Fund Initial Class(a)	$24,421,714

TOTAL BOND MUTUAL FUNDS — 37.83% (Cost $25,220,844)		$24,421,714

EQUITY MUTUAL FUNDS
779,656	Great-West International Index Fund Initial Class(a)	7,741,980
1,212,459	Great-West S&P 500® Index Fund Initial Class(a)	17,435,167
572,778	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,148,266
521,942	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	5,824,873
187,742	Northern Emerging Markets Equity Index Fund	1,990,071

TOTAL EQUITY MUTUAL FUNDS — 62.18% (Cost $36,744,777)		$40,140,357

TOTAL INVESTMENTS — 100.01% (Cost $61,965,621)		$64,562,071

OTHER ASSETS & LIABILITIES, NET— (0.01)%		$(8,393)

TOTAL NET ASSETS — 100.00%		$64,553,678

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West SecureFoundation® Balanced Fund

ASSETS:
Investments at fair value, affiliated(a)	$62,572,000
Investments at fair value, unaffiliated(b)	1,990,071
Subscriptions receivable	129,465

Total Assets	64,691,536

LIABILITIES:
Payable to investment adviser	4,685
Redemptions payable	37,845
Payable for investments purchased	91,621
Payable for distribution fees	3,707

Total Liabilities	137,858

NET ASSETS	$64,553,678

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$551,393
Paid-in capital in excess of par	60,825,804
Net unrealized appreciation on investments	2,596,450
(Overdistributed) net investment income	(2,168)
Accumulated net realized gain on investments	582,199

TOTAL NET ASSETS	$64,553,678

TOTAL NET ASSETS BY CLASS
Class G	$24,304,982

Class G1	$32,860,702

Class L	$7,387,994

CAPITAL STOCK:
Authorized
Class G	75,000,000
Class G1	75,000,000
Class L	33,000,000
Issued and Outstanding
Class G	2,059,089
Class G1	2,765,291
Class L	689,566

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.80

Class G1	$11.88

Class L	$10.71

(a) Cost of investments, affiliated	$59,857,851
(b) Cost of investments, unaffiliated	$2,107,770

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West SecureFoundation® Balanced Fund

INVESTMENT INCOME:
Dividends, affiliated	$335,627

Total Income	335,627

EXPENSES:
Management fees	25,394
Distribution fees - Class G1	13,784
Distribution fees - Class L	6,746

Total Expenses	45,924

NET INVESTMENT INCOME	289,703

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	530,931
Net realized gain on investments, unaffiliated	3,785

Net realized gain on investments	534,716

Net change in unrealized appreciation on investments	1,446,047

Net Realized and Unrealized Gain on Investments	1,980,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,270,466

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West SecureFoundation® Balanced Fund

OPERATIONS:
Net investment income	$289,703	$610,318
Net realized gain on investments	534,716	365,430
Net change in unrealized appreciation on investments	1,446,047	1,562,067

Net Increase in Net Assets Resulting from Operations	2,270,466	2,537,815

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(109,689)	(196,858)
Class G1	(147,682)	(344,308)
Class L	(34,500)	(69,245)

From net investment income	(291,871)	(610,411)

From net realized gains
Class G	–	(90,799)
Class G1	–	(171,364)
Class L	–	(34,318)

From net realized gains	0	(296,481)

Total Distributions	(291,871)	(906,892)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,798,679	10,532,680
Class G1	15,086,149	14,898,214
Class L	3,037,465	2,884,986
Shares issued in reinvestment of distributions
Class G	109,689	287,657
Class G1	147,682	515,672
Class L	34,500	103,563
Shares redeemed
Class G	(1,533,067)	(2,268,417)
Class G1	(6,064,620)	(3,850,631)
Class L	(126,526)	(218,690)

Net Increase in Net Assets Resulting from Capital Share Transactions	23,489,951	22,885,034

Total Increase in Net Assets	25,468,546	24,515,957

NET ASSETS:
Beginning of period	39,085,132	14,569,175

End of period (a)	$64,553,678	$39,085,132

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,090,190	952,340
Class G1	1,269,537	1,341,595
Class L	280,054	285,191
Shares issued in reinvestment of distributions
Class G	9,415	26,024
Class G1	12,590	46,313
Class L	3,261	10,276
Shares redeemed
Class G	(130,795)	(205,910)
Class G1	(510,074)	(348,848)
Class L	(11,818)	(21,599)

Net Increase	2,012,360	2,085,382

(a) Including (overdistributed) net investment income:	$(2,168)	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009(a)
Great-West SecureFoundation® Balanced Fund - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$11.24		$10.33		$10.75	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.27	(b)	0.46	0.26	0.12
Net realized and unrealized gain (loss)	0.55		0.94		(0.36)	0.83	(0.01)

Total From Investment Operations	0.62		1.21		0.10	1.09	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)		(0.45)	(0.27)	(0.12)
From net realized gains	–		(0.10)		(0.07)	(0.06)	–

Total Distributions	(0.06)		(0.30)		(0.52)	(0.33)	(0.12)

NET ASSET VALUE, END OF PERIOD	$11.80		$11.24		$10.33	$10.75	$9.99

TOTAL RETURN(c) (e)	5.51%	(d)	11.77%		0.96%	11.02%	1.05%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$24,305		$12,257		$3,284	$1,276	$13
Ratio of expenses to average net assets(f)	0.10%	(g)	0.10%		0.10%	0.10%	0.10%	(g)
Ratio of net investment income to average net assets	1.25%	(g)	2.47%		2.21%	4.32%	8.73%	(g)
Portfolio turnover rate(h)	12%	(d)	22%		58%	58%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010		2009(a)
Great-West SecureFoundation® Balanced Fund - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$11.32		$10.40		$10.81	$9.99		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.25	(b)	0.43	0.20		0.12
Net realized and unrealized gain (loss)	0.55		0.96		(0.34)	0.88		(0.01)

Total From Investment Operations	0.61		1.21		0.09	1.08		0.11

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)		(0.43)	(0.20)		(0.12)
From net realized gains	–		(0.10)		(0.07)	(0.06)		–

Total distributions	(0.05)		(0.29)		(0.50)	(0.26)		(0.12)

NET ASSET VALUE, END OF PERIOD	$11.88		$11.32		$10.40	$10.81		$9.99

TOTAL RETURN(c) (f)	5.43%	(e)	11.69%		0.94%	10.92%	(d)	1.05%	(e)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$32,861		$22,558		$9,926	$4,401		$13
Ratio of expenses to average net assets(g)	0.20%	(h)	0.20%		0.20%
Before waiver	N/A		N/A		N/A	0.20%		0.20%	(h)
After waiver	N/A		N/A		N/A	0.20%		0.10%	(h)
Ratio of net investment income to average net assets	1.09%	(h)	2.27%		2.06%
Before waiver	N/A		N/A		N/A	4.36%		8.64%	(h)
After waiver	N/A		N/A		N/A	4.36%		8.73%	(h)
Portfolio turnover rate(i)	12%	(e)	22%		58%	58%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011 (a)
Great-West SecureFoundation® Balanced Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.21		$9.43		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(b)		0.22(b)		0.52
Net realized and unrealized gain (loss)	0.50		0.85		(0.56)

Total From Investment Operations	0.55		1.07		(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)		(0.52)
From net realized gains	–		(0.10)		(0.01)

Total Distributions	(0.05)		(0.29)		(0.53)

NET ASSET VALUE, END OF PERIOD	$10.71		$10.21		$9.43

TOTAL RETURN(c) (f)	5.40%	(d)	11.40%	(e)	(0.35%)	(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$7,388		$4,270		$1,359
Ratio of expenses to average net assets(g)	0.35%	(h)
Before waiver	N/A		0.35%		0.35%	(h)
After waiver	N/A		0.35%		0.33%	(h)
Ratio of net investment income to average net assets	1.04%	(h)
Before waiver	N/A		2.22%		5.39%	(h)
After waiver	N/A		2.23%		5.41%	(h)
Portfolio turnover rate(i)	12%	(d)	22%		58%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

The Fund offers three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Semi-Annual Report - June 28, 2013

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 28, 2013, all investments of the Fund were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2009 through 2012.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Fund. The Fund will also bear the indirect expense of the underlying investments. Because underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 28, 2013

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

The following table is a summary of the transactions for each underlying Investment during the period ended June 28, 2013, in which the issuer was an affiliate of the Fund as defined in the 1940 Act.

Great-West SecureFoundation® Balanced Fund
Affiliate	Shares Held 6/28/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/28/2013
Great-West Bond Index Fund Initial Class	1,815,741	$14,835,979	$12,568,884	$2,226,751	$13,760	$177,521	$24,421,714
Great-West International Index Fund Initial Class	779,656	4,704,080	3,561,190	576,964	61,777	—	7,741,980
Great-West S&P 500® Index Fund Initial Class	1,212,459	10,531,297	6,990,138	1,370,298	220,078	109,062	17,435,167
Great-West S&P Mid Cap 400® Index Fund Initial Class	572,778	4,297,082	2,944,034	625,462	116,329	29,340	7,148,266
Great-West S&P Small Cap 600® Index Fund Initial Class	521,942	3,533,045	2,364,716	594,209	118,987	19,704	5,824,873

					$530,931	$335,627	$62,572,000

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of underlying investments were $29,566,327 and $6,075,984, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $62,265,667. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $3,404,548 and gross depreciation of securities in which there was an excess of tax cost over value of $1,108,144 resulting in net appreciation of $2,296,404.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Balanced Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Class G Shares as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one- and three-year periods ended December 31, 2012 and quarterly returns for the three-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, although the Fund underperformed its benchmark for the one- and three- year periods ended December 31, 2012, the Fund was in the third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one- and three- year periods ended December 31, 2012. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Class G Shares, the Board considered the fees payable by and the total expense ratios of similar active and indexed funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and the Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s Management Fee Less Non-Management Expenses was below the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013